One Financial Way
Cincinnati, Ohio 45242
Post Office Box 237
[LOGO] OHIO NATIONAL	Cincinnati, Ohio 45201-0237
FINANCIAL SERVICES	Telephone: 513-794-6100

May 5, 2011

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549-8629

Re: File No. 333-43515, Ohio National Variable Account A

Certification Under Rule 497(j)

Gentlemen:

I, Stephen R. Murphy, Senior Vice President of the Depositor, The Ohio National Life Insurance Company, hereby certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on April 29, 2011.

In witness whereof, I have signed this certification in the County of Hamilton and State of Ohio this fifth day of May, 2011.

Sincerely,

/s/ Stephen R. Murphy
Stephen R. Murphy, Senior Vice President